Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,140,082	¥ 2,783,215
Carrying amounts, Assets	40,728	29,947
Carrying amounts, Liabilities	530,025	266,699
Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	179,099	129,090
Carrying amounts, Liabilities	¥ 179,099	¥ 129,090